Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the carrying amount of goodwill
Balance at the beginning	¥ 10,236
Impairment related to Newsky Wisdom	¥ (10,236)	¥ 0	¥ (12,565)
Balance at the end		¥ 10,236